Maturities of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Time Deposits [Line Items]
2014	$ 110,204
2015	56,756
2016	19,005
2017	21,193
2018	17,032
Time Deposits, Total	$ 224,190